Federated Hermes Short Duration Corporate ETF
Portfolio of Investments
July 31, 2023 (unaudited)
Principal Amount or Shares		Value
	CORPORATE BONDS—98.9%
	Basic Industry - Metals & Mining—1.5%
$ 152,000	Glencore Funding LLC, Sr. Unsecd. Note, 144A, 1.625%, 9/1/2025	$ 140,518
127,000	Southern Copper Corp., Sr. Unsecd. Note, 3.875%, 4/23/2025	123,153
127,000	Steel Dynamics, Inc., Sr. Unsecd. Note, 2.800%, 12/15/2024	121,560
	TOTAL	385,231
	Capital Goods - Aerospace & Defense—3.3%
306,000	Boeing Co., Sr. Unsecd. Note, 4.875%, 5/1/2025	302,121
200,000	HEICO Corp., Sr. Unsecd. Note, 5.250%, 8/1/2028	199,463
152,000	Leidos, Inc., Sr. Unsecd. Note, Series WI, 3.625%, 5/15/2025	146,135
254,000	RTX Corp., Sr. Unsecd. Note, 3.125%, 5/4/2027	237,955
	TOTAL	885,674
	Capital Goods - Building Materials—0.7%
102,000	Allegion US Holdings Co., Inc., Sr. Unsecd. Note, 3.200%, 10/1/2024	98,590
102,000	Carrier Global Corp., Sr. Unsecd. Note, 2.242%, 2/15/2025	96,896
	TOTAL	195,486
	Capital Goods - Construction Machinery—1.6%
152,000	Ashtead Capital, Inc., Sr. Unsecd. Note, 144A, 1.500%, 8/12/2026	133,671
152,000	CNH Industrial Capital America LLC, Sr. Unsecd. Note, 4.200%, 1/15/2024	150,774
152,000	Weir Group PLC/The, Sr. Unsecd. Note, 144A, 2.200%, 5/13/2026	136,790
	TOTAL	421,235
	Capital Goods - Diversified Manufacturing—0.9%
102,000	Roper Technologies, Inc., Sr. Unsecd. Note, 3.850%, 12/15/2025	98,480
152,000	Vontier Corp., Sr. Unsecd. Note, Series WI, 1.800%, 4/1/2026	135,983
	TOTAL	234,463
	Communications - Cable & Satellite—1.9%
204,000	Charter Communications Operating, LLC/Charter Communications Operating Capital Corp., Series USD, 4.500%, 2/1/2024	202,324
306,000	Comcast Corp., Sr. Unsecd. Note, 3.150%, 3/1/2026	292,869
	TOTAL	495,193
	Communications - Media & Entertainment—3.7%
152,000	Discovery Communications LLC, Sr. Unsecd. Note, 4.900%, 3/11/2026	149,652
102,000	Grupo Televisa S.A., Sr. Unsecd. Note, 6.625%, 3/18/2025	103,740
229,000	Meta Platforms, Inc., Sr. Unsecd. Note, 3.500%, 8/15/2027	218,746
356,000	Netflix, Inc., Sr. Unsecd. Note, 4.375%, 11/15/2026	348,673
152,000	Walt Disney Co., Sr. Unsecd. Note, 1.750%, 8/30/2024	146,185
	TOTAL	966,996
	Communications - Telecom Wireless—1.8%
152,000	American Tower Corp., Sr. Unsecd. Note, 2.950%, 1/15/2025	146,139
200,000	Crown Castle, Inc., Sr. Unsecd. Note, 4.800%, 9/1/2028	194,885
152,000	T-Mobile USA, Inc., Series WI, 3.500%, 4/15/2025	146,864
	TOTAL	487,888
	Communications - Telecom Wirelines—1.4%
254,000	AT&T, Inc., Sr. Unsecd. Note, 1.700%, 3/25/2026	230,741
152,000	Rogers Communications, Inc., Sr. Unsecd. Note, 3.200%, 3/15/2027	141,008
	TOTAL	371,749
	Consumer Cyclical - Automotive—3.6%
254,000	Daimler Trucks Financial NA, Sr. Unsecd. Note, 144A, 2.000%, 12/14/2026	228,537

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Consumer Cyclical - Automotive—continued
$ 254,000	General Motors Financial Co., Inc., Sr. Unsecd. Note, 3.950%, 4/13/2024	$ 250,428
225,000	Mercedes-Benz Finance NA LLC, Sr. Unsecd. Note, 144A, 5.250%, 11/29/2027	226,302
254,000	Volkswagen Group of America Finance LLC, Sr. Unsecd. Note, 144A, 3.350%, 5/13/2025	244,091
	TOTAL	949,358
	Consumer Cyclical - Retailers—1.4%
127,000	AutoNation, Inc., Sr. Unsecd. Note, 3.500%, 11/15/2024	123,190
254,000	Home Depot, Inc., Sr. Unsecd. Note, 3.750%, 2/15/2024	251,737
	TOTAL	374,927
	Consumer Cyclical - Services—0.8%
225,000	Amazon.com, Inc., Sr. Unsecd. Note, 4.550%, 12/1/2027	224,904
	Consumer Non-Cyclical - Food/Beverage—5.4%
254,000	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc., Sr. Unsecd. Note, 3.650%, 2/1/2026	245,783
250,000	Bacardi Ltd., Sr. Unsecd. Note, 144A, 5.250%, 1/15/2029	247,916
152,000	Coca-Cola Company, Sr. Unsecd. Note, 1.750%, 9/6/2024	146,527
152,000	Grupo Bimbo S.A.B. de CV, Sr. Unsecd. Note, 144A, 3.875%, 6/27/2024	149,401
127,000	International Flavors & Fragrances, Inc., Sr. Unsecd. Note, 144A, 1.230%, 10/1/2025	114,347
152,000	JDE Peet’s B.V., Sr. Unsecd. Note, 144A, 0.800%, 9/24/2024	142,565
204,000	Kraft Heinz Foods Co., Sr. Unsecd. Note, 3.000%, 6/1/2026	192,924
204,000	Sysco Corp., Sr. Unsecd. Note, 3.300%, 7/15/2026	194,177
	TOTAL	1,433,640
	Consumer Non-Cyclical - Health Care—5.1%
152,000	Alcon Finance Corp., Sr. Unsecd. Note, 144A, 2.750%, 9/23/2026	140,223
152,000	Becton Dickinson & Co., Sr. Unsecd. Note, 3.363%, 6/6/2024	148,900
254,000	CVS Health Corp., Sr. Unsecd. Note, 1.300%, 8/21/2027	219,323
450,000	GE Healthcare Holding LLC, Unsecd. Note, 5.650%, 11/15/2027	458,778
95,000	HCA, Inc., Sr. Unsecd. Note, 5.200%, 6/1/2028	94,217
152,000	PerkinElmer, Inc., Sr. Unsecd. Note, 0.850%, 9/15/2024	143,667
152,000	Thermo Fisher Scientific, Inc., Sr. Unsecd. Note, 1.215%, 10/18/2024	144,297
	TOTAL	1,349,405
	Consumer Non-Cyclical - Pharmaceuticals—4.0%
204,000	AbbVie, Inc., Sr. Unsecd. Note, 2.600%, 11/21/2024	196,387
250,000	Amgen, Inc., Sr. Unsecd. Note, 5.150%, 3/2/2028	250,165
152,000	Bayer US Finance LLC, Sr. Unsecd. Note, 144A, 3.375%, 10/8/2024	147,350
250,000	Pfizer Investment Enterprises Pte Ltd., Sr. Unsecd. Note, 4.450%, 5/19/2028	245,780
68,000	Takeda Pharmaceutical Co. Ltd., Sr. Unsecd. Note, 4.400%, 11/26/2023	67,685
152,000	Zoetis, Inc., Sr. Unsecd. Note, 3.000%, 9/12/2027	141,870
	TOTAL	1,049,237
	Consumer Non-Cyclical - Tobacco—2.4%
204,000	Altria Group, Inc., Sr. Unsecd. Note, 4.000%, 1/31/2024	201,872
204,000	BAT Capital Corp., Sr. Unsecd. Note, 2.789%, 9/6/2024	197,156
225,000	Philip Morris International, Inc., Sr. Unsecd. Note, 5.125%, 11/17/2027	225,507
	TOTAL	624,535
	Energy - Independent—1.7%
204,000	Canadian Natural Resources Ltd., Sr. Unsecd. Note, 3.800%, 4/15/2024	201,102
259,000	Hess Corp., Sr. Unsecd. Note, 3.500%, 7/15/2024	253,358
	TOTAL	454,460
	Energy - Integrated—0.8%
204,000	Cenovus Energy, Inc., Sr. Unsecd. Note, 5.375%, 7/15/2025	201,816
	Energy - Midstream—4.4%
306,000	Energy Transfer LP, Sr. Unsecd. Note, 4.050%, 3/15/2025	298,037

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Energy - Midstream—continued
$ 204,000		MPLX LP, Sr. Unsecd. Note, 4.875%, 12/1/2024	$ 201,403
204,000		ONEOK Partners LP, Sr. Unsecd. Note, 4.900%, 3/15/2025	200,744
254,000		Targa Resources, Inc., Sr. Unsecd. Note, 5.200%, 7/1/2027	252,182
204,000		Williams Partners LP, Sr. Unsecd. Note, 3.900%, 1/15/2025	199,181
		TOTAL	1,151,547
		Energy - Oil Field Services—0.5%
140,000		Ovintiv, Inc., Sr. Unsecd. Note, 5.650%, 5/15/2028	139,109
		Energy - Refining—0.8%
204,000		Marathon Petroleum Corp., Sr. Unsecd. Note, 4.700%, 5/1/2025	201,328
		Financial Institution - Banking—24.4%
254,000		American Express Co., Sr. Unsecd. Note, 3.400%, 2/22/2024	250,616
1,018,000	[1]	Bank of America Corp., Sr. Unsecd. Note, Series MTN, 0.981%, 9/25/2025	961,793
254,000		Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 1.600%, 4/24/2025	238,413
739,000	[1]	Citigroup, Inc., Sr. Unsecd. Note, 3.106%, 4/8/2026	707,325
250,000	[1]	Fifth Third Bancorp, Sr. Unsecd. Note, 6.361%, 10/27/2028	253,847
50,000		FNB Corp. (PA), Sr. Unsecd. Note, 5.150%, 8/25/2025	48,787
637,000	[1]	Goldman Sachs Group, Inc., Sr. Unsecd. Note, Series VAR, 1.093%, 12/9/2026	572,565
1,018,000	[1]	JPMorgan Chase & Co., Sr. Unsecd. Note, 1.040%, 2/4/2027	908,341
250,000		Manufacturers & Traders Trust Co., Sr. Unsecd. Note, 4.700%, 1/27/2028	238,832
764,000	[1]	Morgan Stanley, Sr. Unsecd. Note, Series MTN, 1.164%, 10/21/2025	718,048
254,000		PNC Bank National Association, Sr. Unsecd. Note, Series BKNT, 3.300%, 10/30/2024	246,639
254,000		PNC Financial Services Group, Inc., Sr. Unsecd. Note, 3.500%, 1/23/2024	251,471
254,000	[1]	Truist Financial Corp., Sr. Unsecd. Note, Series MTN, 1.267%, 3/2/2027	226,409
254,000	[1]	US Bancorp, Sr. Unsecd. Note, Series MTN, 2.215%, 1/27/2028	226,776
637,000	[1]	Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 2.164%, 2/11/2026	602,022
		TOTAL	6,451,884
		Financial Institution - Finance Companies—3.0%
254,000		AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, Sr. Unsecd. Note, Series 3NC1, 1.750%, 10/29/2024	240,168
204,000		Air Lease Corp., Sr. Unsecd. Note, Series MTN, 0.700%, 2/15/2024	198,256
105,000		Jefferies Financial Group LLC, Sr. Unsecd. Note, 5.875%, 7/21/2028	104,738
254,000		NTT Finance Corp., Sr. Unsecd. Note, 144A, 4.372%, 7/27/2027	247,517
		TOTAL	790,679
		Financial Institution - Insurance - Health—2.6%
204,000		Centene Corp., Sr. Unsecd. Note, Series WI, 4.250%, 12/15/2027	192,158
254,000		Elevance Health, Inc., Sr. Unsecd. Note, 3.650%, 12/1/2027	240,913
250,000		UnitedHealth Group, Inc., Sr. Unsecd. Note, 5.250%, 2/15/2028	255,778
		TOTAL	688,849
		Financial Institution - Insurance - Life—0.5%
127,000		AIA Group Ltd., Sr. Unsecd. Note, 144A, 3.200%, 3/11/2025	122,331
		Financial Institution - Insurance - P&C—1.5%
167,000		American International Group, Sr. Unsecd. Note, 2.500%, 6/30/2025	158,615
254,000		CNA Financial Corp., Sr. Unsecd. Note, 3.950%, 5/15/2024	250,146
		TOTAL	408,761
		Financial Institution - REIT - Apartment—0.4%
127,000		UDR, Inc., Sr. Unsecd. Note, Series MTN, 2.950%, 9/1/2026	116,627
		Financial Institution - REIT - Healthcare—0.5%
127,000		Health Care REIT, Inc., Sr. Unsecd. Note, 4.000%, 6/1/2025	123,009
		Financial Institution - REIT - Office—1.4%
254,000		Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 3.450%, 4/30/2025	244,440

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Financial Institution - REIT - Office—continued
$ 127,000	Boston Properties LP, Sr. Unsecd. Note, 3.200%, 1/15/2025	$ 121,255
	TOTAL	365,695
	Technology—7.4%
254,000	Apple, Inc., Sr. Unsecd. Note, 3.450%, 5/6/2024	250,588
204,000	Broadcom Corp., Sr. Unsecd. Note, 3.125%, 1/15/2025	196,479
254,000	CDW LLC / CDW Finance, Sr. Unsecd. Note, 2.670%, 12/1/2026	229,661
204,000	Fiserv, Inc., Sr. Unsecd. Note, 2.750%, 7/1/2024	198,262
152,000	Keysight Technologies, Inc., Sr. Unsecd. Note, 4.550%, 10/30/2024	149,698
254,000	Micron Technology, Inc., Sr. Unsecd. Note, 4.185%, 2/15/2027	243,879
204,000	Oracle Corp., Sr. Unsecd. Note, 1.650%, 3/25/2026	186,137
254,000	Verisk Analytics, Inc., Unsecd. Note, 4.000%, 6/15/2025	247,584
254,000	VMware, Inc., Sr. Unsecd. Note, 1.000%, 8/15/2024	241,625
	TOTAL	1,943,913
	Technology Services—0.7%
204,000	Global Payments, Inc., Sr. Unsecd. Note, 2.650%, 2/15/2025	194,458
	Transportation - Services—1.6%
152,000	GXO Logistics, Inc., Sr. Unsecd. Note, Series WI, 1.650%, 7/15/2026	133,702
152,000	Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 2.700%, 11/1/2024	145,672
152,000	Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 2.500%, 9/1/2024	146,616
	TOTAL	425,990
	Utility - Electric—7.2%
254,000	Ameren Corp., Sr. Unsecd. Note, 1.950%, 3/15/2027	227,728
90,000	American Electric Power Co., Inc., Sr. Unsecd. Note, 5.750%, 11/1/2027	92,206
204,000	Dominion Energy, Inc., Jr. Sub. Note, 3.071%, 8/15/2024	198,081
204,000	Duke Energy Corp., Sr. Unsecd. Note, 3.750%, 4/15/2024	201,381
127,000	Emera US Finance LP, Sr. Unsecd. Note, 3.550%, 6/15/2026	120,875
152,000	Enel Finance International NV, Sr. Unsecd. Note, 144A, 2.650%, 9/10/2024	146,637
152,000	EverSource Energy, Sr. Unsecd. Note, Series L, 2.900%, 10/1/2024	146,980
225,000	National Rural Utilities Cooperative Finance Corp., Sr. Unsecd. Note, 4.800%, 3/15/2028	222,968
254,000	NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 3.550%, 5/1/2027	240,017
254,000	NiSource, Inc., Sr. Unsecd. Note, 0.950%, 8/15/2025	232,696
82,000	WEC Energy Group, Inc., Sr. Unsecd. Note, 5.150%, 10/1/2027	81,953
	TOTAL	1,911,522
	TOTAL CORPORATE BONDS (IDENTIFIED COST $27,466,657)	26,141,899
	INVESTMENT COMPANY—0.3%
76,884	Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 5.32%[2] (IDENTIFIED COST $76,862)	76,876
	TOTAL INVESTMENT IN SECURITIES—99.2% (IDENTIFIED COST $27,543,519)	26,218,775
	OTHER ASSETS AND LIABILITIES - NET—0.8%[3]	206,257
	TOTAL NET ASSETS—100%	$26,425,032
At July 31, 2023, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized (Depreciation)
Long Futures:
United States Treasury Notes 10-Year Long Futures	21	$2,339,531	September 2023	$(50,592)
The average notional value of long futures contracts held by the Fund throughout the period was $2,278,635. This is based on the contracts held as of each month-end throughout the three-month fiscal period.

Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended July 31, 2023, were as follows:
Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares
Value as of 4/30/2023	$192,863
Purchases at Cost	$1,065,516
Proceeds from Sales	$(1,181,520)
Change in Unrealized Appreciation/Depreciation	$(11)
Net Realized Gain/(Loss)	$28
Value as of 7/31/2023	$76,876
Shares Held as of 7/31/2023	76,884
Dividend Income	$2,496

1	Floating/variable note with current rate and current maturity or next reset date shown.
2	7-day net yield.
3	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at July 31, 2023.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
◾ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the “Adviser”).
◾ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
◾ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
◾ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
◾ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different. The trading prices of the Fund’s shares listed on its exchange may differ from the Fund’s NAV and will normally be affected by market forces, such as supply and demand, economic conditions, the market value of the Fund’s disclosed portfolio holdings and other factors. As a result, trading prices may be lower, higher or the same as the Fund’s NAV; and investors may pay more than NAV when buying shares and receive less than NAV when selling shares through the exchange.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Investment Company Act of 1940, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation

Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
◾ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
◾ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
◾ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of July 31, 2023, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$26,141,899	$—	$26,141,899
Investment Company	76,876	—	—	76,876
TOTAL SECURITIES	$76,876	$26,141,899	$—	$26,218,775
Other Financial Instruments:[1]
Liabilities	$(50,592)	$—	$—	$(50,592)

[1]	Other financial instruments are futures contracts.

The following acronym(s) are used throughout this portfolio:
BKNT	—Bank Notes
MTN	—Medium Term Note
REIT	—Real Estate Investment Trust